Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024648
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 14,459	$ 12,387	$ 11,866	$ 12,944	$ 11,779	$ 10,849	$ 10,056	$ 10,240	$ 9,230	$ 8,891	$ 9,449
C000024650
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 14,356	12,299	11,781	12,976	11,893	11,060	10,322	10,592	9,621	9,339	10,000
C000024651
Account Value [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Account Value	$ 15,118	12,950	12,406	13,536	12,318	11,360	10,516	10,723	9,654	9,312	9,896
C000130424
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 15,064	12,914	12,384	13,536	12,320	11,368	10,558	10,773	9,732	9,399	10,000
C000114947
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,685	13,389	12,810	13,938	12,653	11,626	10,736	10,918	9,819	9,434	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 18,033	15,069	14,436	15,269	13,993	13,393	12,160	12,123	10,989	9,999	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Account Value	$ 15,318	13,341	12,808	14,198	13,050	12,154	11,090	11,234	10,201	9,807	10,000
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 18,033	15,069	14,436	15,269	13,993	13,393	12,160	12,123	10,989	9,999	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Account Value	$ 15,318	13,341	12,808	14,198	13,050	12,154	11,090	11,234	10,201	9,807	10,000
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 18,033	15,069	14,436	15,269	13,993	13,393	12,160	12,123	10,989	9,999	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Account Value	$ 15,318	13,341	12,808	14,198	13,050	12,154	11,090	11,234	10,201	9,807	10,000
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 18,033	15,069	14,436	15,269	13,993	13,393	12,160	12,123	10,989	9,999	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Account Value	$ 15,318	13,341	12,808	14,198	13,050	12,154	11,090	11,234	10,201	9,807	10,000
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 18,033	15,069	14,436	15,269	13,993	13,393	12,160	12,123	10,989	9,999	10,000
FEDERATED INDEX: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Account Value	$ 15,318	$ 13,341	$ 12,808	$ 14,198	$ 13,050	$ 12,154	$ 11,090	$ 11,234	$ 10,201	$ 9,807	$ 10,000